Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended			12 Months Ended
	Apr. 30, 2015	Jun. 30, 2020	Jan. 31, 2020	Sep. 30, 2016	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015
C000219702
Account Value [Line Items]
Line Graph and Table Measure Name					Fund
Account Value		$ 10,154			$ 15,031	$ 14,726	$ 14,461	$ 13,907	$ 14,410	$ 14,021	$ 13,568	$ 13,572	$ 12,946	$ 11,966	$ 12,291	$ 12,824	$ 13,147	$ 12,771	$ 12,210	$ 12,337	$ 12,210	$ 11,878	$ 12,255	$ 11,467	$ 11,944	$ 11,124	$ 10,608	$ 11,600	$ 12,081	$ 11,354	$ 12,184	$ 12,132	$ 13,099	$ 12,981	$ 13,349	$ 13,974	$ 13,566	$ 13,848	$ 13,287	$ 13,778	$ 13,509	$ 13,425	$ 13,256	$ 13,088	$ 12,662	$ 12,390	$ 12,174	$ 12,174	$ 11,718	$ 10,648	$ 10,828	$ 11,122	$ 10,610
C000219699
Account Value [Line Items]
Line Graph and Table Measure Name					Fund
Account Value		10,091			$ 11,180	10,931	10,799	10,529	10,844	10,674	10,626	10,645	10,222	9,655	9,850	10,173	10,309	10,196	10,053	10,166	10,092	9,822	10,109	9,657	9,869	9,375	9,301	9,868	10,215	9,825	10,192	10,124	10,684	10,835	11,026	11,401	11,262	11,333	11,153	11,380	11,306	11,201	11,094	11,027	10,853	10,809	10,835	10,883	10,717	10,269	10,374	10,498	10,350
C000219701
Account Value [Line Items]
Line Graph and Table Measure Name					Fund
Account Value		10,131			$ 13,387	13,105	12,900	12,475	12,895	12,603	12,332	12,342	11,804	11,005	11,273	11,715	11,956	11,696	11,320	11,441	11,338	11,032	11,371	10,727	11,089	10,409	10,090	10,896	11,320	10,741	11,367	11,308	12,097	12,100	12,392	12,908	12,616	12,806	12,411	12,786	12,592	12,512	12,367	12,243	11,922	11,745	11,629	11,649	11,314	10,500	10,652	10,878	10,508
C000219700
Account Value [Line Items]
Line Graph and Table Measure Name					Fund
Account Value		10,103			$ 11,884	11,625	11,470	11,153	11,501	11,293	11,177	11,193	10,735	10,096	10,313	10,674	10,843	10,684	10,469	10,584	10,500	10,220	10,523	10,010	10,269	9,717	9,567	10,209	10,580	10,132	10,579	10,513	11,143	11,249	11,471	11,886	11,704	11,813	11,563	11,838	11,729	11,631	11,510	11,422	11,203	11,115	11,095	11,135	10,915	10,348	10,470	10,629	10,402
C000171896
Account Value [Line Items]
Line Graph and Table Measure Name					Fund
Account Value		12,317	$ 14,904	$ 9,789	$ 18,085	16,877	16,919	16,292	16,909	16,413	15,910	16,039	15,274	14,521	14,782	15,289	15,660	15,263	14,688	15,324	15,404	15,766	15,936	15,280	15,905	15,191	13,983	15,120	15,678	14,891	15,312	15,376	16,186	15,724	15,849	16,956	16,056	16,485	16,065	16,663	16,361	16,387	16,273	16,393	15,834	15,381	14,844	14,527	13,736	12,583	12,463	13,035	12,716	$ 12,357	$ 11,908	$ 10,962	$ 13,633	$ 14,984	$ 14,771	$ 14,511	$ 14,360	$ 14,236	$ 14,245	$ 13,931	$ 13,340	$ 13,731	$ 13,411	$ 13,323	$ 12,891	$ 12,036	$ 12,996	$ 12,728	$ 13,487	$ 13,544	$ 12,960	$ 12,771	$ 12,487	$ 11,996	$ 11,865	$ 11,591	$ 12,032	$ 11,860	$ 11,978	$ 11,600	$ 11,466	$ 11,251	$ 11,251	$ 11,158	$ 11,048	$ 11,004	$ 10,798	$ 10,702	$ 10,461	$ 10,409	$ 10,096	$ 9,594
C000153271
Account Value [Line Items]
Line Graph and Table Measure Name					Fund
Account Value	$ 9,801	13,713	14,867	10,240	$ 26,406	26,034	25,268	23,990	25,106	24,177	22,832	22,413	21,297	19,540	20,037	20,905	21,229	20,536	19,214	19,170	19,024	18,566	18,960	17,818	18,875	17,865	16,474	18,093	18,772	17,149	18,708	18,635	20,037	19,353	19,676	20,907	19,666	19,988	18,852	20,000	19,469	19,108	18,947	18,747	18,074	17,216	16,781	16,745	16,024	14,546	14,701	15,075	14,365	13,661	12,972	11,615	13,649	15,051	14,742	14,247	13,869	13,517	13,880	13,720	12,708	13,753	13,341	13,338	12,978	11,924	13,191	13,081	14,137	14,233	13,827	13,387	13,478	13,206	13,148	13,239	13,759	13,218	13,233	12,749	12,389	12,020	12,037	11,818	11,753	11,544	11,454	11,526	11,126	10,901	10,671	10,053	$ 10,196	$ 10,135	$ 9,807	$ 9,796	$ 9,724	$ 9,809	$ 9,156	$ 9,060	$ 9,613	$ 9,798	$ 9,810	$ 9,241	$ 9,448	$ 10,043	$ 9,903	$ 10,048
C000153272
Account Value [Line Items]
Line Graph and Table Measure Name					Fund
Account Value	9,708	12,550	14,581	10,685	$ 24,308	22,651	23,048	22,017	23,509	22,533	21,236	21,637	19,473	17,884	19,050	20,063	20,742	19,670	18,033	18,409	18,704	19,512	19,786	18,077	19,244	18,273	16,199	18,006	18,648	16,919	18,895	18,301	19,634	19,467	19,161	20,544	19,641	20,127	19,181	19,934	19,471	19,524	19,291	19,102	18,644	17,789	16,798	16,233	15,168	13,403	13,132	13,496	13,145	12,335	11,707	10,426	13,114	14,997	14,750	14,221	13,856	13,546	14,194	13,941	13,096	14,349	13,831	14,218	13,615	12,310	13,834	13,605	14,925	15,358	14,701	14,325	14,254	13,301	13,380	13,197	13,807	13,405	13,567	13,193	12,939	12,193	12,382	12,250	11,909	12,203	12,030	12,026	11,932	11,962	11,522	10,379	10,599	10,532	10,062	10,065	9,810	9,810	9,237	9,193	9,765	10,155	9,908	9,458	9,711	10,223	10,120	10,030
C000216288
Account Value [Line Items]
Line Graph and Table Measure Name					Fund
Account Value		11,626	10,087		$ 19,936	20,442	19,232	18,262	19,442	19,227	18,208	17,411	16,440	14,436	14,831	15,730	15,970	15,349	14,518	13,272	13,457	12,263	12,440	11,061	11,935	11,359	10,545	11,820	12,449	11,343	12,401	12,671	14,675	14,396	15,118	16,844	17,179	17,279	16,507	17,394	16,535	16,081	14,907	15,043	14,184	14,292	14,147	14,083	13,575	12,275	12,815	13,396	12,273	11,132	10,305	8,984	9,683
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value		10,171			16,871	16,603	16,241	15,607	16,139	15,648	15,004	14,917	14,233	13,030	13,434	14,013	14,416	13,907	13,144	13,286	13,098	12,706	13,081	12,206	12,706	11,791	11,120	12,297	12,767	11,934	13,033	13,018	14,151	13,851	14,218	14,952	14,377	14,732	14,017	14,621	14,264	14,166	13,982	13,768	13,191	12,848	12,557	12,614	12,054	10,731	10,998	11,364	10,709
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value		10,039			9,568	9,356	9,271	9,120	9,338	9,247	9,359	9,381	9,038	8,649	8,781	8,995	9,049	9,040	9,054	9,149	9,093	8,885	9,109	8,835	8,865	8,546	8,641	9,030	9,271	9,044	9,228	9,178	9,534	9,797	9,932	10,155	10,162	10,150	10,158	10,245	10,252	10,150	10,077	10,039	9,955	10,072	10,204	10,269	10,234	10,102	10,138	10,156	10,215
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value		10,171			16,871	16,603	16,241	15,607	16,139	15,648	15,004	14,917	14,233	13,030	13,434	14,013	14,416	13,907	13,144	13,286	13,098	12,706	13,081	12,206	12,706	11,791	11,120	12,297	12,767	11,934	13,033	13,018	14,151	13,851	14,218	14,952	14,377	14,732	14,017	14,621	14,264	14,166	13,982	13,768	13,191	12,848	12,557	12,614	12,054	10,731	10,998	11,364	10,709
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value		10,039			9,568	9,356	9,271	9,120	9,338	9,247	9,359	9,381	9,038	8,649	8,781	8,995	9,049	9,040	9,054	9,149	9,093	8,885	9,109	8,835	8,865	8,546	8,641	9,030	9,271	9,044	9,228	9,178	9,534	9,797	9,932	10,155	10,162	10,150	10,158	10,245	10,252	10,150	10,077	10,039	9,955	10,072	10,204	10,269	10,234	10,102	10,138	10,156	10,215
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value		15,420	15,793	9,933	28,919	28,561	27,575	26,318	27,451	26,605	25,250	24,863	23,744	21,698	22,209	23,302	23,701	22,912	21,480	21,341	21,074	20,351	20,849	19,562	20,784	19,712	18,262	20,129	20,950	19,163	20,892	20,938	23,025	22,243	22,914	24,289	23,366	23,604	22,065	23,158	22,494	21,974	21,379	21,277	20,179	19,447	18,952	19,129	18,371	16,466	16,906	17,561	16,335	15,076	14,331	12,665	14,505	15,762	15,313	14,758	14,444	14,192	14,443	14,223	13,290	14,187	13,640	13,392	12,958	11,973	13,158	12,907	13,870	13,807	13,364	12,901	12,814	12,509	12,459	12,771	13,257	12,537	12,403	12,037	11,768	11,533	11,495	11,265	11,195	11,044	10,926	10,911	10,498	10,285	10,097	9,745
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	9,848	15,795	16,348	10,465	29,160	28,634	27,771	26,513	27,736	26,868	25,483	25,204	23,924	21,871	22,476	23,606	24,078	23,241	21,751	21,657	21,442	20,892	21,387	19,993	21,242	20,177	18,654	20,572	21,379	19,546	21,340	21,383	23,503	22,766	23,353	24,845	23,935	24,293	22,764	23,846	23,183	22,791	22,228	22,127	21,046	20,338	19,707	19,771	18,922	16,861	17,228	17,886	16,687	15,439	14,652	12,937	15,009	16,368	15,910	15,330	15,012	14,757	15,061	14,843	13,871	14,828	14,260	14,058	13,581	12,504	13,790	13,519	14,601	14,578	14,088	13,632	13,543	13,171	13,124	13,389	13,904	13,203	13,071	12,686	12,417	12,121	12,099	11,875	11,767	11,649	11,529	11,520	11,110	10,898	10,690	10,235	10,446	10,418	10,019	10,000	9,824	9,764	9,122	9,125	9,675	9,875	9,820	9,103	9,379	9,978	9,816	9,986
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	$ 9,848	15,795	16,348	$ 10,465	29,160	28,634	27,771	26,513	27,736	26,868	25,483	25,204	23,924	21,871	22,476	23,606	24,078	23,241	21,751	21,657	21,442	20,892	21,387	19,993	21,242	20,177	18,654	20,572	21,379	19,546	21,340	21,383	23,503	22,766	23,353	24,845	23,935	24,293	22,764	23,846	23,183	22,791	22,228	22,127	21,046	20,338	19,707	19,771	18,922	16,861	17,228	17,886	16,687	15,439	14,652	12,937	15,009	$ 16,368	$ 15,910	$ 15,330	$ 15,012	$ 14,757	$ 15,061	$ 14,843	$ 13,871	$ 14,828	$ 14,260	$ 14,058	$ 13,581	$ 12,504	$ 13,790	$ 13,519	$ 14,601	$ 14,578	$ 14,088	$ 13,632	$ 13,543	$ 13,171	$ 13,124	$ 13,389	$ 13,904	$ 13,203	$ 13,071	$ 12,686	$ 12,417	$ 12,121	$ 12,099	$ 11,875	$ 11,767	$ 11,649	$ 11,529	$ 11,520	$ 11,110	$ 10,898	$ 10,690	$ 10,235	$ 10,446	$ 10,418	$ 10,019	$ 10,000	$ 9,824	$ 9,764	$ 9,122	$ 9,125	$ 9,675	$ 9,875	$ 9,820	$ 9,103	$ 9,379	$ 9,978	$ 9,816	$ 9,986
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value		$ 9,592	$ 9,921		$ 17,715	$ 17,395	$ 16,861	$ 16,097	$ 16,832	$ 16,306	$ 15,479	$ 15,314	$ 14,539	$ 13,294	$ 13,655	$ 14,340	$ 14,627	$ 14,120	$ 13,216	$ 13,160	$ 13,028	$ 12,691	$ 12,999	$ 12,157	$ 12,916	$ 12,288	$ 11,357	$ 12,525	$ 13,005	$ 11,889	$ 12,972	$ 13,004	$ 14,300	$ 13,852	$ 14,209	$ 15,116	$ 14,552	$ 14,769	$ 13,842	$ 14,491	$ 14,089	$ 13,846	$ 13,497	$ 13,441	$ 12,779	$ 12,345	$ 11,970	$ 12,016	$ 11,494	$ 10,246	$ 10,470	$ 10,867	$ 10,133	$ 9,368	$ 8,891	$ 7,850	$ 9,106
iShares ESG Aware Aggressive Allocation ETF
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
iShares ESG Aware Conservative Allocation ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
iShares ESG Aware Growth Allocation ETF
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
iShares ESG Aware Moderate Allocation ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
iShares MSCI USA Small-Cap Min Vol Factor ETF
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI USA Index
iShares U.S. Equity Factor ETF
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
iShares U.S. Small-Cap Equity Factor ETF
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
iShares U.S. Tech Breakthrough Multisector ETF
Account Value [Line Items]
Line Graph and Table Measure Name			ICE U.S. 3000 Index